Commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments (Details) [Line Items]
Net proceeds percentage	5.00%
Agreement years	10 years
European Unions [Member]
Commitments (Details) [Line Items]
Grant budget, description	A grant budget of EUR 178,500 (approximately 202,000 USD) from the European Union (“EU”) as part of the ILIAD Consortium. The ILIAD Consortium is comprised of 56 partners from 18 different countries in Europe, the Middle East and North Africa. During the 3 years program period starting 2022, the consortium will develop, operate, and demonstrate Integrated Digital Framework For Comprehensive Maritime Data and Information Services
United Kingdoms [Member]
Commitments (Details) [Line Items]
Grant budget, description	A grant budget of GBP 103,993 (approximately USD 140,000) from Innovate UK – the UK’s innovation agency as part of the Energy Catalyst Round 8: clean energy - experimental development competition, for a project titled “Sea Wave Energy Powered Microgrid for Remote Islands and Rural Coasts”, to be executed in collaboration with the UK Queen Mary University of London, the Asian Institute of Technology, and the Provincial Electricity Authority of Thailand was approved for Eco Wave Power Gibraltar, a subsidiary of Eco Wave Power. Eco Wave Power Gibraltar will contribute additional 44,569 GBP (approximately USD 60,000). The funds are expected in 2022 in accordance with the project milestones.
Israeli Ministry of Energy [Member]
Commitments (Details) [Line Items]
Royalty expense percentage	5.00%	5.00%
Grants received rate	100.00%	100.00%
Suzhou Eco Wave Power Technology Co. Ltd [Member]
Commitments (Details) [Line Items]
Ownership percentage	10.00%
Agreement amount	$ (570)	¥ 3,977
Net proceeds percentage	3.00%
Annual interest percentage	5.00%